EMPLOYEE BENEFIT PLANS - Defined contribution plans (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined contribution plan
EMPLOYEE BENEFIT PLANS
Defined contribution expense	$ 295,478	$ 250,192
Pension
EMPLOYEE BENEFIT PLANS
Defined contribution expense	231,676	186,117
Current severance regimen
EMPLOYEE BENEFIT PLANS
Defined contribution expense	$ 63,802	$ 64,075